Income taxes (Schedule of Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of the period	¥ 343,590	¥ 458,433	¥ 555,965
Provision	308,811	81,904	129,575
Current period reversal	(63,455)	(196,747)	(227,107)
Balance at the end of the period	¥ 588,946	¥ 343,590	¥ 458,433